Fair Value Measurements - Additional Information (Details)	Dec. 31, 2019 shares
Particle | Proposed Buyers | Series B and Series C convertible redeemable preferred shares
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Preferred shares transferred on sale	94,802,752